Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($) segments	Jun. 30, 2026 CNY (¥) segments	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Nov. 07, 2025 CNY (¥)	Nov. 28, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (3,267)	¥ (22,163)		¥ (25,550)
Net cash used in operating activities	(2,478)	(16,813)		(13,968)
Cash and restricted cash	4,699			45,609	$ 7,418		¥ 18,606	¥ 31,886	¥ 50,334
Working capital	755	5,120
Impairment charge recognized (in Dollars) | $
Notional amount | ¥										¥ 10,568	¥ 20,222
Fixed rate										2.89%	3.15%
Contract liabilities					700		3,485		¥ 4,752
Revenue of contract liabilities recognized					$ 300	¥ 2,038	¥ 2,305
Shipping and handling expenses	244	1,654		2,060
Advertising costs	$ 192	¥ 1,300		¥ 523
VAT rate	13.00%	13.00%					3.00%
Percentage of tax benefit	50.00%	50.00%
Percentage of statutory surplus reserve fund after tax profits	10.00%	10.00%
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Percentage of after tax profits	10.00%	10.00%
CODM description	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company.	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment (in Segment)	1	1
Number of operating segments	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1							1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	6.7851							6.7851
JPY [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed exchange rate										0.04641	0.0004784
Customer Concentration Risk [Member] | Client One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	19.60%	19.60%			11.80%	11.80%
Customer Concentration Risk [Member] | Client One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	15.20%	15.20%	20.00%	20.00%
Customer Concentration Risk [Member] | Client Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.60%	11.60%
Customer Concentration Risk [Member] | Client Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	10.20%	10.20%
People's Republic of China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.90%	12.90%			10.20%	10.20%
Vendor One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	29.10%	29.10%	12.90%	12.90%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	13.90%	13.90%	11.60%	11.60%
Vendor Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.20%	10.20%
Jilin Economic and Technological Development Zone Economic and Technological Development General Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	15.2439%							15.2439%
Jilin Jinqiao Investment Co. Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	0.9146%							0.9146%
Yufeng Liu [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	0.0001%							0.0001%
Jilin Zhengye [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	51.00%							51.00%
Youjia Technology Consulting Services (Tianjin) Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity and noncontrolling interests	49.00%							49.00%